Cabana Target Drawdown 16 ETF SCHEDULE OF INVESTMENTS	January 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMODITY – 9.6%
Goldman Sachs Physical Gold ETF*	984,136	$17,601,272
EQUITY – 45.8%
Invesco Nasdaq 100 ETF	64,631	9,650,055
SPDR Dow Jones Industrial Average ETF Trust	26,356	9,253,065
Vanguard Consumer Staples ETF	46,785	9,158,164
Vanguard Health Care ETF	113,533	27,854,186
Vanguard Utilities ETF	184,889	27,945,972
		83,861,442
FIXED INCOME – 44.4%
Vanguard Intermediate-Term Bond ETF	105,180	9,021,289
Vanguard Intermediate-Term Treasury ETF	275,797	18,042,640
Vanguard Long-Term Bond ETF	275,168	27,112,303
Vanguard Long-Term Treasury ETF	315,396	27,158,749
		81,334,981
TOTAL EXCHANGE-TRADED FUNDS
(Cost $180,999,101)		182,797,695

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	438,646	438,646
TOTAL SHORT TERM INVESTMENTS
(Cost $438,646)		438,646
TOTAL INVESTMENTS – 100.0%
(Cost $181,437,747)		183,236,341
Liabilities in Excess of Other Assets – (0.0)%		(93,493)
TOTAL NET ASSETS – 100.0%		$183,142,848

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.